UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: September 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
  This Amendment (Check only one.): 	[ ] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Steward Capital Management
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  28-04246

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI          10/23/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 93

Form 13F Information Table Value Total: 123450 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVISION BLIZZARD INC        COM              00507V109     1091    70749 SH       SOLE                    69999               750
AEHR TEST SYSTEMS              COM              00760J108       37    10000 SH       SOLE                    10000
AFFILIATED MANAGERS GROUP      COM              008252108     1219    14725 SH       SOLE                    14500               225
ALLION HEALTHCARE INC          COM              019615103       59    10000 SH       SOLE                    10000
ALLSTATE CORPORATION           COM              020002101     1265    27450 SH       SOLE                    27450
ALTRIA GROUP, INC.             COM              02209S103      497    25075 SH       SOLE                    24900               175
AMERICAN EXPRESS CO            COM              025816109     1160    32750 SH       SOLE                    32750
AMERICAN INTERNATIONAL GROUP C COM              026874107       35    10710 SH       SOLE                    10600               110
APPLE INC                      COM              037833100     1122     9875 SH       SOLE                     9725               150
AT&T Inc.                      COM              00206R102      999    35800 SH       SOLE                    35650               150
BIOGEN IDEC INC                COM              09062X103     1055    20990 SH       SOLE                    20650               340
BROCADE COMMUNICATIONS SVS     COM              111621306       64    11000 SH       SOLE                    11000
CALAMOS ASSET MANAGEMENT- A    COM              12811R104     1087    60700 SH       SOLE                    60700
CEPHALON INC                   COM              156708109     1356    17500 SH       SOLE                    17500
CHEVRONTEXACO CORP             COM              166764100      302     3670 SH       SOLE                     2480              1190
CHINA MOBILE LTD - SP ADR      COM              16941M109     1096    21900 SH       SOLE                    21900
CHIPMOS TECHNOLOGIES BERMUDA   COM              G2110R106       35    20750 SH       SOLE                    20750
COMCAST CORP-SPECIAL CL A      COM              20030N200     1354    68675 SH       SOLE                    68675
COMERICA INC COM               COM              200340107     1477    45050 SH       SOLE                    44750               300
COMPUTER TASK GROUP INC        COM              205477102      117    18000 SH       SOLE                    18000
CONOCOPHILLIPS                 COM              20825C104     1728    23600 SH       SOLE                    23400               200
CONSUMER PORTFOLIO SERVICES    COM              210502100       33    14500 SH       SOLE                    14500
COVENTRY HEALTH CARE INC       COM              222862104      786    24150 SH       SOLE                    24150
DATALINK CORP                  COM              237934104       73    16750 SH       SOLE                    16750
DESCARTES SYSTEMS GROUP INC    COM              249906108       69    19000 SH       SOLE                    19000
DEVON ENERGY CORPORATION       COM              25179M103     1512    16580 SH       SOLE                    16400               180
DOMINOS PIZZA INC              COM              25754A201     1444   119000 SH       SOLE                   119000
EDGEWATER TECHNOLOGY INC       COM              280358102       53    11000 SH       SOLE                    11000
ENERGEN CORP                   COM              29265N108      724    16000 SH       SOLE                    16000
ENERGY CONVERSION DEVICES      COM              292659109      981    16850 SH       SOLE                    16750               100
ENSCO INTERNATIONAL INC        COM              26874Q100     1432    24850 SH       SOLE                    24850
FANNIE MAE                     COM              313586109     1419   927970 SH       SOLE                   912970             15000
FORTUNE BRANDS INC             COM              349631101     1008    17575 SH       SOLE                    17360               215
FREEPORT MCMORAN COPPER & GOLD COM              35671D857      882    15520 SH       SOLE                    15450                70
GARMIN LTD                     COM              012257597      916    27000 SH       SOLE                    27000
GENERAL ELEC CO COM            COM              369604103      981    38495 SH       SOLE                    36595              1900
GENERAL MTRS CORP COM          COM              370442105      952   100750 SH       SOLE                   100750
HARVARD BIOSCIENCE INC         COM              416906105       85    18350 SH       SOLE                    18350
HESS CORPORATION               COM              42809H107     1362    16600 SH       SOLE                    16600
HEWLETT-PACKARD CO             COM              428236103     1165    25200 SH       SOLE                    25200
HOME DIAGNOSTICS INC           COM              437080104       96    10000 SH       SOLE                    10000
INTEL CORP COM                 COM              458140100      729    38950 SH       SOLE                    38550               400
JOHNSON & JOHNSON COM          COM              478160104      286     4136 SH       SOLE                     4136
JOHNSON CONTROLS INC           COM              478366107     1081    35650 SH       SOLE                    35650
JPMORGAN CHASE & CO            COM              46625H100     1723    36907 SH       SOLE                    35607              1300
KING PHARMACEUTICALS INC       COM              495582108      958   100000 SH       SOLE                   100000
LOWE'S COMPANIES INC           COM              548661107     1137    48000 SH       SOLE                    48000
MEADOWBROOK INSURANCE GROUP    COM              58319P108      123    17500 SH       SOLE                    17500
MEDIFAST INC                   COM              58470H101       95    14000 SH       SOLE                    14000
MERCK & CO INC COM             COM              589331107     1055    33450 SH       SOLE                    33150               300
MICROSOFT CORP COM             COM              594918104     1043    39105 SH       SOLE                    36505              2600
NOBLE CORP                     COM              G65422100      867    19750 SH       SOLE                    19750
NOVAMED INC                    COM              66986W108       85    18000 SH       SOLE                    18000
NU HORIZONS ELEC CORP          COM              669908105       45    11250 SH       SOLE                    11250
NUCOR CORP                     COM              670346105      908    23000 SH       SOLE                    23000
ON SEMICONDUCTOR CORPORATION   COM              682189105       71    10637 SH       SOLE                    10637
PHILIP MORRIS INTERNATIONAL    COM              718172109     1126    23425 SH       SOLE                    23250               175
PROCTER & GAMBLE CO COM        COM              742718109     1465    21035 SH       SOLE                    19640              1395
RESEARCH IN MOTION             COM              760975102     1116    16345 SH       SOLE                    16255                90
RF MICRO DEVICES               COM              749941100       40    14000 SH       SOLE                    14000
SAINT JUDE MEDICAL INC         COM              790849103     1159    26650 SH       SOLE                    26650
SHAMIR OPTICAL INDUSTRY LTD    COM              M83683108       62    10000 SH       SOLE                    10000
SPRINT CORP                    COM              852061100      661   108450 SH       SOLE                   107850               600
STEWART ENTERPRISES INC        COM              860370105       92    11800 SH       SOLE                    11800
SUNTECH POWER HOLDINGS-ADR     COM              86800C104     1072    29900 SH       SOLE                    29900
TELECOMMUNICATIONS SYSTEMS-A   COM              87929J103       69    10000 SH       SOLE                    10000
TRIDENT MICROSYSTEMS INC       COM              895919108       26    11000 SH       SOLE                    11000
TRIQUINT SEMICONDUCTOR INC     COM              89674K103       76    16000 SH       SOLE                    16000
VERISIGN INC                   COM              92343E102     1082    41525 SH       SOLE                    40900               625
VERIZON COMMUNICATIONS         COM              92343V104     1016    31690 SH       SOLE                    31350               340
WELLPOINT INC                  COM              94973V107      871    18625 SH       SOLE                    18625
ZIMMER HOLDINGS INC            COM              98956P102     1058    16400 SH       SOLE                    16400
DJ U.S. FINANCIAL SERVICES                      464287770      783    10600 SH       SOLE                    10600
ENERGY SELECT SPDR                              81369Y506      246     3900 SH       SOLE                     3725               175
FINANCIAL SELECT SPDR                           81369Y605     4675   235055 SH       SOLE                     6280            228775
NASDAQ - 100 SHARES                             73935A104      249     6406 SH       SOLE                     6406
RUSSELL 1000 INDEX                              464287622    11159   175575 SH       SOLE                    33090            142485
RUSSELL 1000 VALUE INDEX FUND                   464287598     6359    99536 SH       SOLE                     4461             95075
RUSSELL 2000 SMALL CAP INDEX F                  464287655     1528    22483 SH       SOLE                    20138              2345
RUSSELL 2000 VALUE INDEX FUND                   464287630     1802    26805 SH       SOLE                    22195              4610
RUSSELL MIDCAP GROWTH INDEX FU                  464287481      260     6000 SH       SOLE                                       6000
RUSSELL MIDCAP INDEX FUND                       464287499     7542    91800 SH       SOLE                     9355             82445
RUSSELL MIDCAP VALUE INDEX FUN                  464287473     6394   163080 SH       SOLE                    15780            147300
S&P 500 BARRA VALUE INDEX FUND                  464287408     1734    28975 SH       SOLE                    28975
S&P 500 INDEX FUND                              464287200      259     2220 SH       SOLE                     1100              1120
S&P MIDCAP 400                                  464287507     1607    22210 SH       SOLE                    22210
S&P MIDCAP 400/BARRA VALUE                      464287705     1739    25314 SH       SOLE                    25314
ULTRA QQQ PROSHARES                                            314     6000 SH       SOLE                     6000
DFA U.S. LARGE CAP VALUE FUND                   233203827     7225 383951.434SH      SOLE                39215.551        344735.883
DFA U.S. MICRO CAP FUND                         233203504     3933 339376.353SH      SOLE                29004.255        310372.098
DFA U.S. SMALL CAP VALUE FUND                   233203819     6242 297823.889SH      SOLE                44733.220        253090.669
MUNROS EUROPEAN MICROCAP FUND  FE                             2013  2000000 SH       SOLE                                    2000000
MUNROS EUROPEAN SMALLCAP FUND  FE                             3020  3000000 SH       SOLE                                    3000000